Property, Plant and Equipment: (Details Text) (USD $)	Mar. 31, 2014
Property Plant And Equipment Details Text [Abstract]
% interest option agreement gives company right to earnin La Tortuga	51.00%
Aggregate option payments required for company to earn undivided interest	$ 650,000
Aggregate exploration expenditures required for company to earn undivided interest	3,000,000
Additional % interest company may earn	9.00%
Additional payment to earn additional interest	2,000,000
Option payments made	275,010
Option payment due in June 2014	150,000
Option payment due in April 2015	$ 225,000